Segmented information (Tables)	3 Months Ended
Nov. 30, 2025
Segmented Information
Schedule of revenue

	Three months ended November 30,
Revenue	2025	2024
Tanzania	$25,117	$12,528
Total revenue	$25,117	$12,528

Schedule of non-current assets

Non-current assets	November 30, 2025	August 31, 2025
Canada	$115	$12
Tanzania	93,556	91,397
Total non-current assets	$93,671	$91,409